27 Insurance	12 Months Ended
Dec. 31, 2020
Insurances [abstract]
Insurance
27	Insurance

The Company has insurance that covers, among others, fire and other damage to its assets and office buildings, and liability insurance against third parties. It also has civil liability insurance for the members of the Board of Directors and Board of Executive Officers (“D&O insurance”) and guarantee insurance for escrow deposit (as described in Note 20 (f)) and traditional guarantee insurance. Insurance is contracted by means of bidding processes that count on the participation of the main Brazilian and international insurance companies operating in Brazil.

The risk assumptions adopted, given their nature, are not within the scope of a financial statement audit, and consequently have not been examined by our independent auditors.

As of December 31, 2020, the Company’s insurance was as follows:

Coverage

Specified risks – fire	2,185,827
Engineering risk	2.764,278
Guarantee insurance for escrow deposit	500,000
Traditional guarantee insurance	100,000
Civil liability– D&O (Directors and Officers)	100,000
Civil liability – works	136,010
Domestic and international transportation	1
Civil liability – operations	10,000
Other	15
Total	5,796,130